10. Commitments and Contingencies (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012
Commitments And Contingencies Details
2013	$ 542
2014	516
2015	482
2016	482
2017	428
Thereafter	1,667
Total minimum obligation	$ 4,117